SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
At the Annual General Meeting of shareholders held on April 12, 2019, the Company’s shareholders approved a dividend of €0.18 per common share, equivalent to a total distribution of €244 million ($275 million) and the payment occurred on May 2, 2019. The shareholders also replaced the authorization for the Board to repurchase up to a maximum of 10% of the Company’s common shares issued as of the date of the AGM.